INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets
The intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Student base	110	12,510
Trademark	300	1,675

Total	410	14,185
Less: Accumulated amortization	(310)	(966)

	100	13,219